Net income per share	12 Months Ended
Dec. 31, 2017
Net income per share
Net income per share

Note 25 - Net income per share

	Year ended December 31,
	2015	2016	2017
	(in thousands)
Net income for the year ended December 31	12,077	44,466	74,389
Opening balance at January 1	21,003	21,090	21,361
RSU Adjustment (see note 12A‑1)	7	—	—
Effect of employee options exercised (1)	27	93	447
Weighted average number of shares at December 31 - basic	21,037	21,183	21,808
Effect of employee options (1)	80	333	769
Weighted average number of shares at December 31 - diluted	21,117	21,516	22,577
Net income per share (In $)
Basic	0.57	2.10	3.41
Diluted	0.57	2.07	3.29

(1)	See Note 26.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period that the options were outstanding.

At December 31, 2017, 155 thousand options (in 2016 and 2015: 236 thousand and 1,765 thousand, respectively) were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti-dilutive.